NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION
1.	NATURE OF OPERATIONS, BACKGROUND, BASIS OF PRESENTATION AND REVERSE ACQUISITION

Xcel Brands, Inc. ("XCel", “we”, “our” or the "Company") engages in the design, licensing, and marketing of the Isaac Mizrahi brand with a focus on a variety of product categories featuring the IM Trademarks.

On September 29, 2011, NetFabric Holdings, Inc. (NetFabrics), a public “Shell Company”, entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which a subsidiary of NetFabrics was merged with and into XCel, with XCel surviving as a wholly-owned subsidiary of the Company (the “Merger”). This resulted in the owners of XCel (the "accounting acquirer") having actual or effective operating control of the Company after the transaction, with the shareholders of NetFabrics (the "legal acquirer") continuing only as passive investors. No goodwill was recognized since Net Fabrics was a Shell Company.

Also on September 29, 2011, the Company acquired the Isaac Mizrahi Business (the “Transaction”) (see Note 3). The Transaction was accounted for as a business combination, whereby the purchase price paid to effect the Transaction was allocated to record acquired assets and assumed liabilities at their fair value as of the acquisition date.

As XCel had limited operations prior to the Transaction, the Isaac Mizrahi Business was deemed to be the Predecessor of the Company for financial statement presentation purposes. Accordingly, the accompanying financial statements designate periods preceding the Transaction as relating to the Predecessor and all references to periods after September 29, 2011 (Transaction date) shall be referred to as Successor.